March 28, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Municipal Trust (the "Trust")
         File Nos. 333-36033 and 811-08367

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the forms of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on March 27, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown